RELATED PARTY BALANCES AND TRANSACTIONS - Accrued expenses and other current liabilities (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Related party transaction [Line items]
Amount recorded as inventories	$ 164,411		$ 188,582
Short-term lease cost	4,066	$ 1,431
Payment of deposits	17,854	9,590
Interest expenses	33,641	11,708
Loans repaid with interest	601,425	151,118
Related party
Related party transaction [Line items]
Accrued expenses and other current liabilities	231,419		213,582
Interest expenses	(13,799)	0
Other non-current liabilities	1,537		1,471
Related party | Accrued expenses and other current liabilities
Related party transaction [Line items]
Amounts due to related parties	800		1,226
Related party | Purchase of products and services
Related party transaction [Line items]
Purchases	178,224	521,836
Cost of goods sold	158,085	326,187
Amount recorded as inventories	137,731		168,719
Interest expenses	$ 3,709	$ 0
Related party | Purchase of products and services | Maximum
Related party transaction [Line items]
Interest rate bearing	6.95%	6.95%
Related party | Purchase of products and services | Minimum
Related party transaction [Line items]
Interest rate bearing	5.00%	5.00%
Related party | Purchase of products and services | Accrued expenses and other current liabilities
Related party transaction [Line items]
Amount recorded as inventories	$ 36,195		25,483
Related parties for purchase	358,891		410,433
Related party | Purchase of products and services for R&D activities
Related party transaction [Line items]
Purchases	49,264	$ 38,311
Related party | Purchase of products and services for R&D activities | Accrued expenses and other current liabilities
Related party transaction [Line items]
Amounts due to related parties	191,498		184,137
Related party | Purchase of equipment and software
Related party transaction [Line items]
Purchases	465	530
Related party | Purchase of equipment and software | Accrued expenses and other current liabilities
Related party transaction [Line items]
Amounts due to related parties	2,747		2,649
Related party | Purchase of R&D equipment and software
Related party transaction [Line items]
Purchases	465	530
Related party | Staff salary, social welfare and other travel expenses | Accrued expenses and other current liabilities
Related party transaction [Line items]
Amounts due to related parties	1,294	3,316
Related party | Short-term lease
Related party transaction [Line items]
Short-term lease cost	151	474
Related party | Short-term lease | Accrued expenses and other current liabilities
Related party transaction [Line items]
Amounts due to related parties	0		48
Related party | Short-term lease | Prepayments and other current assets
Related party transaction [Line items]
Short-term lease cost	7		$ 5
Related party | Short-term loan
Related party transaction [Line items]
Interest expenses	10,090
Loans repaid with interest	161,639
Related party | Short term deposits
Related party transaction [Line items]
Accrued expenses and other current liabilities	179	39
Related party | Long term deposits
Related party transaction [Line items]
Other non-current liabilities	$ 1,537	$ 1,471